August 15, 2014

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Explorer Fund
File No. 2-27203

Commissioners:

Enclosed is the 104th Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(b) under the Securities Act of 1933. This Amendment follows a 485(a) filing we made on June 16, 2014, disclosing the addition of a new advisor,
Arrowpoint Asset Management, LLC, to the investment advisory team for Vanguard Explorer Fund, a series of the above mentioned Trust. The purposes of this Amendment are to: 1) address comments of the Commission’s Staff regarding the prior Amendment, and 2) make a number of non-material editorial changes.
This Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b). Pursuant to Rule 485(d)(2), this Amendment designates an effective date of
August 15, 2014, so both this Amendment and the preceding 485(a) filing will go effective concurrently.
If you have any questions or comments concerning the enclosed Amendment, please contact me at
(610) 669-1538.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:	Asen Parachkevov, Esq.
U.S. Securities and Exchange Commission